Earnings Per Share - Additional Information (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Earnings Per Share [Abstract]
Anti-dilutive securities excluded from computation of EPS	2	18